Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands		12 Months Ended
	Aug. 31, 2019	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Analysis of income and expense [abstract]
Depreciation of owned property, plant and equipment		£ 5,086	£ 4,795		£ 3,969
Depreciation of assets held under finance leases		0	21		34
Depreciation of right-of-use assets		10,449	9,072		0
Impairment of non-current assets (tangibles and intangibles)		0	0		0
Impairment of right-of-use assets		1,697	0		0
Amortisation of intangible assets		7,912	4,837		3,897
Net gain on disposal of property, plant and equipment		(36)	(11)		(23)
Gain on right of use assets disposals		(56)	(23)		0
Net gain on disposal of subsidiary		0	(2,215)	[1]	0	[1]
Gain on derecognition of right-of-use assets sub-leased		0	(472)		0
Research and development expenditure credit		(2,642)	(1,600)		(1,278)
Government grants		(503)	(670)		(819)
Share-based compensation		24,427	15,663		12,022
Discretionary EBT bonus		0	27,874		0
Expected credit loss allowance on trade receivables		(30)	3,169		8
Expected credit loss allowance on accrued income		34	0		0
Initial public offering expenses		0	0		1,055
Sarbanes-Oxley compliance readiness expenses		0	0		1,440
Secondary offering expenses		0	0		1,009
Operating lease costs, land and buildings		£ 788	£ 1,053		£ 9,941
Consideration received	£ 3,600

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).